SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599

AMERICA • ASIA PACIFIC • EUROPE

August 7, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Variable Series Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the acquisition by the BlackRock Large Cap Focus Growth V.I. Fund, a series of the Registrant, of substantially all of the assets and certain stated liabilities of BlackRock Capital Appreciation V.I. Fund, another series of the Registrant, in exchange for Class I and Class III Shares of BlackRock Large Cap Focus Growth V.I. Fund.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn, Esq.
Ben	Niehaus, Esq.
BlackRock	Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.